Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows, taking into account the assets’ estimated residual value:
Category	Estimated useful lives
Electronic equipment	3 years

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the CFS:
	Years Ended As of June 30,			Years Ended June 30,
	2024	2023	2022	2024	2023	2022
Foreign currency	Balance Sheet	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss	Profits/Loss
RMB:USD1	7.1268	7.2258	6.7114	7.1592	6.9415	6.4571